CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Operating expenses:
Research and development	$ 16,458	$ 15,467
General and administrative	9,602	3,960
Total operating expenses	26,060	19,427
Loss from operations	26,060	19,427
Other (income) expense, net:
Change in fair value of convertible debentures embedded derivative liabilities	21,421	(269)
Change in fair value of warrant liabilities	(10,849)	3,326
Change in fair value of convertible debentures	56,212
Interest income	(1,117)	(129)
Interest Expense	4,953	1,423
Loss on extinguishment of convertible debentures	3,091
Other expense, net	129	662
Total other (income) expense, net	73,840	5,013
Net loss before provision for income taxes	99,900	24,440
Provision for income taxes	17	22
Net loss	99,917	24,462
Deemed dividend attributable to redeemable convertibleb preferred shareholders	4,822	4,562
Net loss attributable to common shareholders, basic	104,739	29,024
Net loss attributable to common shareholders, diluted	104,739	29,024
Other comprehensive loss (gain):
Foreign currency translation adjustment		(1,167)
Total comprehensive loss	$ 99,917	$ 23,295
Net loss per share of common shares, basic	$ 151.22	$ 44.3
Net loss per share of common shares, diluted	$ 151.22	$ 44.3
Weighted-average common shares outstanding, basic	692,609	655,153
Weighted-average common shares outstanding, diluted	692,609	655,153